Accruals and Other Payables (Tables)	12 Months Ended
Sep. 30, 2025
Schedule of Accruals and Other Payables [Abstract]
Schedule of Accruals and Other Payables

Accruals and other payables consist of the following:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Interest payable	17,690	-	-
VAT output	290,385	142,785	20,057
Other taxes	53,571	77,362	10,867
Salaries	195,832	46,751	6,567
Others	50,476	20,776	2,918
Total	607,954	287,674	40,409